SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund

Supplement dated July 10, 2012
to the Class A, Class I and Class G Shares Prospectuses dated January 31, 2012

This supplement provides new and additional information beyond that contained in the Class A, Class I and Class G Shares Prospectuses and should be read in conjunction with such Prospectuses.

The Class A, Class I and Class G Shares Prospectuses are hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap, Small Cap Value and Small Cap Growth Funds.

Change in Sub-Adviser Name for the Small Cap and Small Cap Growth Funds

Due to a change in the Sub-Adviser's name, all references to "TW Asset Management LLC" are hereby deleted and replaced with "Timberline Asset Management LLC."

Change in Sub-Advisers for the Small Cap Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Fiduciary Management Associates, LLC	Kathryn A. Vorisek	Since 2012	Senior Managing Director, Chief Investment Officer and Small/SMID Cap Team Leader

	Leo Harmon, CFA	Since 2012	Managing Director and Small/SMID Cap Associate Team Leader

In addition, under the heading "Small Cap Fund," in the sub-section entitled "Sub-Advisers and Portfolio Managers," in the section entitled "Investment Adviser and Sub-Advisers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

Fiduciary Management Associates, LLC: Fiduciary Management Associates, LLC (FMA), located at 55 West Monroe Street, Suite 2550, Chicago, Illinois 60603, serves as a Sub-Adviser to the Small Cap Fund. Kathryn A. Vorisek, Senior Managing Director, Chief Investment Officer and Small/SMID Cap Team Leader, and Leo Harmon, CFA, Managing Director and Small/SMID Cap Associate Team Leader, manage the portion of the Small Cap Fund's assets allocated to FMA. Ms. Vorisek joined FMA in 1996 and was appointed FMA's chief investment officer in 2000. In her various roles with the firm, Ms. Vorisek oversees all aspects of the investment process, manages the firm's research efforts and has responsibility for the portfolio management of FMA's small/SMID cap products, as well as analytical responsibility for the consumer staples and energy sectors. She possesses 28 years of experience in the investment industry and holds a BS in finance from Marquette University and an MBA from the Kellogg Graduate School of Management at Northwestern University in finance and international business. Mr. Harmon has 19 years of industry experience as a portfolio manager and research analyst covering a variety of industries in both larger and smaller market capitalizations, with expertise in financial services. Prior to joining FMA in 2003, Mr. Harmon was a portfolio manager at Allstate Insurance, Allstate Investments LLC. He earned a BS from Bradley University and a MBA from Duke University.

There are no other changes in the portfolio management of the Small Cap Fund.

Change in Sub-Advisers for the Small Cap Value Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Value Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Fiduciary Management Associates, LLC	Kathryn A. Vorisek	Since 2012	Senior Managing Director, Chief Investment Officer and Small/SMID Cap Team Leader

	Leo Harmon, CFA	Since 2012	Managing Director and Small/SMID Cap Associate Team Leader

In addition, under the heading "Small Cap Value Fund," in the sub-section entitled "Sub-Advisers and Portfolio Managers," in the section entitled "Investment Adviser and Sub-Advisers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

Fiduciary Management Associates, LLC: Fiduciary Management Associates, LLC (FMA), located at 55 West Monroe Street, Suite 2550, Chicago, Illinois 60603, serves as a Sub-Adviser to the Small Cap Value Fund. Kathryn A. Vorisek, Senior Managing Director, Chief Investment Officer and Small/SMID Cap Team Leader, and Leo Harmon, CFA, Managing Director and Small/SMID Cap Associate Team Leader, manage the portion of the Small Cap Value Fund's assets allocated to FMA. Ms. Vorisek joined FMA in 1996 and was appointed FMA's chief investment officer in 2000. In her various roles with the firm, Ms. Vorisek oversees all aspects of the investment process, manages the firm's research efforts and has responsibility for the portfolio management of FMA's small/SMID cap products, as well as analytical responsibility for the consumer staples and energy sectors. She possesses 28 years of experience in the investment industry and holds a BS in finance from Marquette University and an MBA from the Kellogg Graduate School of Management at Northwestern University in finance and international business. Mr. Harmon has 19 years of industry experience as a portfolio manager and research analyst covering a variety of industries in both larger and smaller market capitalizations, with expertise in financial services. Prior to joining FMA in 2003, Mr. Harmon was a portfolio manager at Allstate Insurance, Allstate Investments LLC. He earned a BS from Bradley University and a MBA from Duke University.

There are no other changes in the portfolio management of the Small Cap Value Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-790 (07/12)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund

Supplement dated July 10, 2012
to the Statement of Additional Information ("SAI") dated January 31, 2012

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap, Small Cap Value and Small Cap Growth Funds.

Change in Sub-Adviser Name for the Small Cap and Small Cap Growth Funds

Due to a change in the Sub-Adviser's name, all references to "TW Asset Management LLC" are hereby deleted and replaced with "Timberline Asset Management LLC."

Change in Sub-Advisers for the Small Cap, Small Cap Value and Small Cap Growth Funds

Under the heading "The Sub-Advisers," in the section entitled "The Adviser and Sub-Advisers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

FIDUCIARY MANAGEMENT ASSOCIATES, LLC—Fiduciary Management Associates, LLC ("FMA") serves as a Sub-Adviser to a portion of the assets of the Small Cap and Small Cap Value Funds. FMA is an independent employee-owned firm. Approximately two-thirds of the firm's equity is woman- and minority-owned. FMA was founded in October 1980 and has been 100% employee-owned since 2002. In addition to the Small Cap and Small Cap Value Funds, FMA also manages separate account portfolios for a national client base that includes corporate pension funds, foundations and endowments, and public pension funds. As of March 31, 2012, FMA had approximately $1.5 billion under management.

In addition, under the heading "Portfolio Management," in the section entitled "The Adviser and Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

FMA

Compensation. SIMC pays FMA a fee based on the assets under management of the Small Cap and Small Cap Value Funds as set forth in an investment sub-advisory agreement between FMA and SIMC. FMA pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap and Small Cap Value Funds. The following information relates to the period ended March 31, 2012.

FMA compensates its portfolio managers through a competitive annual salary, bonuses, participation in FMA's profit sharing plan, option plan, and equity ownership. Investment team members' salaries are augmented by a bonus that is based on investment performance for the calendar year. Several factors determine an individual's incentive compensation. Product performance relative to the benchmark and appropriate peer group represents approximately 50-65% of an individual's incentive compensation and the success of the individual's recommendations relative to his sector represents between 35-50% of the potential incentive compensation. In measuring the compensation attributable to the product's investment performance, FMA examines the product's performance relative to the Russell 2000 Value Index. FMA uses PSN to measure FMA's rankings relative to its peers. Lastly, the Vestek attribution system is used to analyze an employee's relative performance compared to their sectors under coverage.

Although a significant portion of the incentive compensation is based on product performance and the individual's recommendations, the Funds' portfolio managers are owners of the firm and as such, obtain a meaningful percentage of their compensation from their ownership positions. Additionally, the portfolio managers are also invested in the strategy as shareholders of the John Hancock Small Company Fund (a mutual fund sub-advised by FMA in the small cap strategy). As owners of FMA and investors in the small cap strategy, the portfolio managers' goals, as they relate to performance, are focused on the long-term success of the strategy and the firm. Investment professionals' compensation is not tied to specific clients or client groups. FMA does not have any performance fee arrangements with any client accounts.

Ownership of Fund Shares. As of March 31, 2012, the portfolio managers did not beneficially own any shares of the Small Cap or Small Cap Value Fund.

Other Accounts. As of March 31, 2012, in addition to the Small Cap and Small Cap Value Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Kathryn A. Vorisek	1	$199.7	0	$0	27	$1,162.2
Leo Harmon, CFA	1	$199.7	0	$0	27	$1,162.2

No account listed above is subject to a performance-based advisory fee.

Conflicts of Interest. FMA has established policies and procedures to monitor that the purchases and sales of securities among similarly managed accounts are fairly and equitably allocated over time. These include:

• Use of and strict adherence to product strategies and uniform investment and trading processes.

• Frequent use of block trades for most transactions involving multiple accounts; the Small Cap II Fund is included in all applicable block trades, except where a cash flow issue exists; pre-trade allocations are made and non-routine adjustments to this allocation must be approved by the CCO.

• All clients participating in block trades receive a pro rata allocation of shares and the same execution price, generally average share price. To the extent commission negotiation has been left to FMA, transaction costs are shared pro rata based on each client's participation in the trade. The CCO must approve any allocations that deviate from this policy.

• The same allocation policy applies to IPOs and other limited investments. The CCO is copied on all IPO transactions, including the allocation of such transactions.

• Research services provided by brokers may not always be utilized in connection with the Small Cap II Fund or other client accounts that may have provided the commissions or a portion of the commissions paid to the broker providing the services. FMA allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

• Disclosure of fees, relationships, investment and trading practices in Form ADV.

There are no other changes in the portfolio management of the Small Cap, Small Value and Small Cap Growth Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-791 (07/12)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund

Supplement dated July 10, 2012
to the Class A Shares Prospectus dated April 3, 2012

This supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Class A Shares Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Multi-Asset Accumulation Fund.

Change in Sub-Advisers for the Multi-Asset Accumulation Fund

In the chart under the heading "Sub-Adviser," in the Fund Summary for the Multi-Asset Accumulation Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
PanAgora Asset Management Inc	Edward Qian, Ph.D., CFA	Since 2012	Chief Investment Officer and Head of Research, Multi Asset Strategies

	Mark Barnes, Ph.D.	Since 2012	Director, Multi Asset Strategies

	Jonathan Beaulieu, CFA	Since 2012	Portfolio Manager, Multi Asset Strategies

	Bryan Belton, CFA	Since 2012	Director, Multi Asset Strategies

	William Zink	Since 2012	Director, Multi Asset Strategies

	Nicholas Alonso, CFA	Since 2012	Analyst, Multi Asset Strategies

In addition, under the heading "Multi-Asset Accumulation Fund," in the sub-section entitled "Sub-Advisers and Portfolio Managers," in the section entitled "Investment Adviser and Sub-Advisers," the following paragraph is hereby added in the appropriate order thereof:

PanAgora Asset Management Inc: PanAgora Asset Management Inc (PanAgora), located at 470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02210, serves as a Sub-Adviser to the Multi-Asset Accumulation Fund. A team of investment professionals at PanAgora manages the portion of the Multi-Asset Accumulation Fund's assets allocated to PanAgora. Edward Qian, Ph.D., CFA, Chief Investment Officer and Head of Research, Multi Asset Strategies, is ultimately responsible for all portfolios managed using the Risk Parity Multi Asset Strategy. Dr. Qian joined PanAgora in 2008 and joined the industry in 1996. He earned a B.S. from Peking University, an M.S. from The Chinese Science Academy and a Ph.D. from Florida State University. Mark Barnes, Ph.D., Director, Multi Asset Strategies, joined PanAgora in 1998 and joined the industry in 1996; he is responsible for developed and emerging market equity research. Dr. Barnes earned a B.A. from Johns Hopkins University, an M.A. from the University of Texas and an M.A. and Ph.D. from Boston University. Jonathan Beaulieu, CFA, Portfolio Manager, Multi Asset Strategies, joined PanAgora in 2010 and joined the industry in 1995; he is responsible for fixed income and futures implementation. Mr. Beaulieu earned a B.A. from Boston College and an MBA from Northeastern University. Prior to joining PanAgora, Mr. Beaulieu was a portfolio manager at the Federal Home Loan Bank of Boston. Bryan Belton, CFA, Director, Multi Asset Strategies, joined PanAgora in 2005 and joined the industry in 1997; he is responsible for fixed income and global macro research and implementation. Mr. Belton earned a B.A. from Boston College and an M.S. from Northeastern University. William Zink, Director, Multi Asset Strategies, joined PanAgora in 1988 and joined the industry in 1975; he is responsible for developed markets equity and structured portfolio implementation. Mr. Zink holds a B.S. and an M.S. from Massachusetts Institute of Technology. Nicholas Alonso, CFA, Analyst, Multi Asset Strategies, joined PanAgora in 2010 and joined the industry in 2006; he is responsible for quantitative model research and development. Mr. Alonso earned a B.S. and a B.A. from the University of Florida and an M.B.A. from the University of Chicago. Prior to joining PanAgora, Nick worked at Mellon Capital Management as a quantitative analyst responsible for research and implementation.

There are no other changes in the portfolio management of the Multi-Asset Accumulation Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-792 (07/12)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund

Supplement dated July 10, 2012
to the Statement of Additional Information ("SAI") dated April 3, 2012

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Multi-Asset Accumulation Fund.

Change in Sub-Advisers for the Multi-Asset Accumulation Fund

Under the heading "The Sub-Advisers," in the section entitled "The Adviser and the Sub-Advisers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

PANAGORA ASSET MANAGEMENT INC—PanAgora Asset Management Inc ("PanAgora") serves as a Sub-Adviser to a portion of the assets of the Multi-Asset Accumulation Fund. PanAgora, a Delaware corporation founded in 1985, is independently owned and operated by Putnam Investments and Nippon Life Insurance (NLI). Great-West Lifeco, the majority owner, owns 80% of voting shares through its subsidiary Putnam Investments, and NLI owns the remaining 20% of voting shares.

In addition, under the heading "Portfolio Management," in the section entitled "The Adviser and the Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

PanAgora

Compensation. SIMC pays PanAgora a fee based on the assets under management of the Multi-Asset Accumulation Fund as set forth in an investment sub-advisory agreement between PanAgora and SIMC. PanAgora pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Multi-Asset Accumulation Fund. The following information relates to the period ended March 31, 2012.

All investment professionals receive industry competitive salaries (based on an annual benchmarking study) and are rewarded with meaningful performance-based annual bonuses. All employees of the firm are evaluated by comparing their performance against tailored and specific objectives. These goals are developed and monitored through the cooperation of employees and their immediate supervisors. Portfolio managers have specific goals regarding the investment performance of the accounts they manage and not revenue associated with these accounts.

Senior employees of the company can own up to 20% of PanAgora through restricted stocks and options under the provisions of the PanAgora Employees Ownership Plan. To ensure the retention benefit of the plan, the ownership is subject to a vesting schedule. The ownership is primarily shared by members of the senior management team as well as senior investment and research professionals.

Ownership of Fund Shares. As of the end of the Multi-Asset Accumulation Fund's most recently completed fiscal year, the portfolio managers did not beneficially own any shares of the Multi-Asset Accumulation Fund.

Other Accounts. As of March 31, 2012, in addition to the Multi-Asset Accumulation Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Edward Qian, Ph.D., CFA	2	$54.2	22		$1,994.3	29		$3,937.4
	0	$0	10	*	$381.2	1	*	$403.5
Mark Barnes, Ph.D.	0	$0	14		$699.9	7		$1,780.4
	0	$0	9	*	$366.8	1	*	$403.5
Jonathan Beaulieu, CFA	0	$0	16		$684.7	6		$1,116.7
	0	$0	9	*	$91.7	0		$0
Bryan Belton, CFA	0	$0	16		$684.7	6		$1,116.7
	0	$0	9	*	$91.7	0		$0
William Zink	2	$54.2	16		$1,414.0	21		$3,630.0
	0	$0	0		$0	1	*	$403.5
Nicholas Alonso, CFA	0	$0	11		$247.2	2		$1,039.7
	0	$0	0		$0	0		$0

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interest. The portfolio managers' management of other accounts may give rise to potential conflicts of interest in connection with their management of the Multi-Asset Accumulation Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include retirement plans and separately managed accounts, as well as incubated accounts. The other accounts might have similar investment objectives as the Multi-Asset Accumulation Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Multi-Asset Accumulation Fund. While the portfolio managers' management of other accounts may give rise to the following potential conflicts of interest, PanAgora does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, PanAgora believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Multi-Asset Accumulation Fund. Because of their positions with the Multi-Asset Accumulation Fund, the portfolio managers know the size, timing and possible market impact of Multi-Asset Accumulation Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Multi-Asset Accumulation Fund. However, PanAgora has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Multi-Asset Accumulation Fund and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the Multi-Asset Accumulation Fund. This conflict of interest may be exacerbated to the extent that PanAgora or the portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than the Multi-Asset Accumulation Fund. Notwithstanding this theoretical conflict of interest, it is PanAgora's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, PanAgora has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the Multi-Asset Accumulation Fund, such securities might not be suitable for the Multi-Asset Accumulation Fund given its investment objective and related restrictions.

There are no other changes in the portfolio management of the Multi-Asset Accumulation Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-793 (07/12)